Revenues - Schedule of Changes in the Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Balance as of beginning of the year	$ 3,690	$ 3,424	$ 362
Revenue recognized from opening balance of contract liabilities	(3,690)	(3,424)	(362)
Increase due to cash received	302,474	199,271	158,696
Revenue recognized from cash received during the year	(300,439)	(195,580)	(155,283)
Foreign exchange effect	(34)	(1)	11
Balance as of end of the year	$ 2,001	$ 3,690	$ 3,424